Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Reserve of exchange differences on translation [member]		Reserve of change in value of time value of options [member]		Reserve of equity component of convertible instruments [member]	Retained earnings [member]	Total
Beginning balance at Jun. 30, 2021	$ 35,505,073	$ 192,233	[1]	$ 3,603,916	[2]		$ (40,136,700)	$ (835,478)
IfrsStatementLineItems [Line Items]
Loss for the year							(5,090,327)	(5,090,327)
Exchange difference on translation of foreign operations		(48,453)	[1]					(48,453)
Total other comprehensive income		(48,453)					(5,090,327)	(5,138,780)
Issue of ordinary shares	10,516,298							10,516,298
Issue of convertible notes						140,721		140,721
Issue of warrants				363,282				363,282
Issue of performance rights				1,054,776				1,054,776
Share issue costs	(983,334)							(983,334)
Transfer to retained earnings on historical conversion of notes
Ending balance at Jun. 30, 2022	45,038,037	143,780	[1]	5,021,974	[2]	140,721	(45,227,027)	5,117,485
IfrsStatementLineItems [Line Items]
Loss for the year							(3,891,586)	(3,891,586)
Exchange difference on translation of foreign operations		(23,010)	[1]					(23,010)
Total other comprehensive income		(23,010)					(3,891,586)	(3,914,596)
Issue of ordinary shares	3,295,822							3,295,822
Issue of performance rights				866,105			28,514	894,619
Share issue costs	(403,373)							(403,373)
Transfer to retained earnings on historical expiry of share options				(3,603,916)			3,603,916
Transfer to retained earnings on historical conversion of notes						(140,721)	140,721
Ending balance at Jun. 30, 2023	47,930,486	120,770	[1]	2,284,163	[2]		(45,345,462)	4,989,957
IfrsStatementLineItems [Line Items]
Loss for the year							(2,988,469)	(2,988,469)
Exchange difference on translation of foreign operations		3,023	[1]					3,023
Total other comprehensive income		3,023					(2,988,469)	(2,985,446)
Issue of ordinary shares	769,936							769,936
Issue of performance rights				595,484				595,484
Share issue costs	(111,534)							(111,534)
Transfer to retained earnings on historical conversion of notes
Share based payments				53,333				53,333
Transfer to retained earnings on forfeited performance rights				(131,094)			131,094
Ending balance at Jun. 30, 2024	$ 48,588,888	$ 123,793	[1]	$ 2,801,886	[2]		$ (48,202,837)	$ 3,311,730

[1]	Foreign currency translation reserve
[2]	Share option reserve